Other Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Cash dividends payable	$ 14,500,000
Miscellaneous creditors	8,824,128	$ 7,018,393
Other collections and withholdings	5,163,932	4,186,674
Short term personnel benefits	5,044,814	5,708,980
Advance collections	4,958,065	3,548,845
Other taxes payable	1,348,935	1,659,555
Contract liabilities	400,421	522,449
Long term personnel benefits	393,701	417,251
Social security payable	99,339	83,638
Others	89,881	106,712
Other liabilities	$ 40,823,216	$ 23,252,497